CHANGE IN ACCOUNTING POLICY	12 Months Ended
Dec. 31, 2019
CHANGE IN ACCOUNTING POLICY
CHANGE IN ACCOUNTING POLICY

5.   CHANGE IN ACCOUNTING POLICY

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option and lease contracts for which the underlying asset is of low value.

On adoption of IFRS 16, the Company recognized right-of-use assets and lease obligations in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17. The right-of-use assets were recognized based on the amount equal to the lease obligations, adjusted for any related prepaid and accrued lease payments previously recognized.

The lease obligations were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as of January 1, 2019.

The Company used the following practical expedients when applying IFRS 16:

•	applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term remaining at January 1, 2019;
•	excluded initial direct costs from measuring the right-of-use asset at the date of initial application;
•	used hindsight when determining the lease term if the contract contains options to extend or terminate the lease.

For leases that were classified as finance leases under IAS 17, the carrying amount of the right-of-use asset and the lease obligation at January 1, 2019 are determined at the carrying amount of the lease asset and lease obligation under IAS 17 immediately before that date.

Upon transition to IFRS 16, the Company recognized an additional $81.8 million of right-of-use assets and $81.8 million of lease obligations. When measuring lease obligations, the Company discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted average incremental borrowing rate applied to the lease obligations on January 1, 2019 was 2.3%.

The lease obligations at January 1, 2019 can be reconciled to the operating lease commitments as of December 31, 2018 as follows:

Operating lease commitments as at December 31, 2018	$92,249
Discounting using the January 1, 2019 incremental borrowing rates	(7,986)
Discounted operating lease commitments as at January 1, 2019	84,263
Less:
Commitments relating to short-term leases	(1,423)
Commitments relating to leases of low value assets	(1,011)
Lease commitments on initial application of IFRS 16	81,829
Add:
Commitments relating to leases previously classified as finance leases	1,914
Lease obligations recognized at January 1, 2019	$83,743

Current lease obligation	$15,179
Non-current lease obligation	68,564
Lease obligations recognized at January 1, 2019	$83,743